Investments: Investments Classified by Contractual Maturity Date (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Investments Classified by Contractual Maturity Date
	Amortized	Estimated
	Cost	Fair Value

Due after ten years	$ 8,745	$ 7,955
Residential mortgage-backed securities	1,355	1,413

Total debt securities	$ 10,100	$ 9,368